1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com allison fumai Allison.fumai@dechert.com +212 698 3526 Direct +212 698 3599 Fax

October 1, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:	Mr. Jay Williamson, Division of Investment Management

Re:	RiverNorth Opportunities Fund, Inc. (the “Fund”) Investment Company Act File Number 811-22472

Dear Mr. Williamson:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 7 to the Fund’s Registration Statement on Form N-2 (the “Amendment”). The Amendment is being filed to update the Fund’s financial statements and certain other non-material information.

We believe that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of the Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2 filed on June 26, 2019 (Securities Act File Number 333-225152). Selective review would serve to expedite the review process for the Fund as well as use the staff’s time more effectively. Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with its Amendment.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3526. Thank you.

Best regards,

/s/ Allison Fumai

Allison Fumai